Net Loss per Share Attributable to the Company (Tables)	9 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share	For the three and nine months ended September 30, 2023 and 2022, we excluded all potentially dilutive restricted stock units, stock options, warrants and LLC units in calculating diluted net loss per share attributable to the Company as the effect was antidilutive. In the fourth quarter of 2022, the Company was notified that 100% of the LLC Units were surrendered by the FTAC Founder and were subsequently canceled.

	For the three months ended September 30,		For the nine months ended September 30,
	2023	2022	2023	2022
Numerator
Net (loss) / income attributable to the Company - basic	$(2,549)	$978	$(8,122)	$(1,828,944)
Net (loss) / income attributable to the Company - diluted	$(2,549)	$978	$(8,122)	$(1,828,944)

Denominator
Weighted average shares – basic	61,623,820	60,592,461	61,349,985	60,471,705
Weighted average shares – diluted	61,623,820	60,662,734	61,349,985	60,471,705

Net (loss) / income per share attributable to the Company
Basic	$(0.04)	$0.02	$(0.13)	$(30.24)
Diluted	$(0.04)	$0.02	$(0.13)	$(30.24)